NOTE 17 – SUBSEQUENT EVENTS (Details Narrative) - USD ($)		12 Months Ended
	Jan. 07, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Payments for Commissions		$ 10,800
Vista Capital Investment L L C [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Noncurrent	$ 150,000
Proceeds from Convertible Debt	95,000
Payments for Commissions	5,000
Original note discount	$ 10,000